Accumulation Units	12 Months Ended
Dec. 31, 2021
Accumulated Units Disclosure [Abstract]
Accumulation Units	Accumulation Units
Changes in the number of Accumulation Units outstanding were as follows (in millions):

	Years ended December 31,
	2021	2020	2019
Outstanding:
Beginning of period	52.0	60.8	60.7
Credited for premiums	6.4	4.6	6.2
Annuity, other periodic payments, withdrawals and death benefits	(5.0)	(13.4)	(6.1)
End of period	53.4	52.0	60.8